BUSINESS (Details Narrative) - shares shares in Thousands	May 14, 2024	May 24, 2023	May 19, 2022	Sep. 30, 2024	May 01, 2024	Dec. 31, 2023	May 18, 2023
Accounting Policies [Abstract]
Maximum number of shares purchased under NCIB	9,470	9,000	8,900
Percentage of common shares issued and outstanding as shares purchased in NCIB	5.00%	5.00%	5.00%
Common stock, shares issued			178,300	197,738	189,000	183,605	180,000
Common stock, shares outstanding			178,300	197,544	189,000	183,430	180,000